LEASE LIABILITIES and right-of-use assets - Schedule of financial statement effects concerning right-of-use assets (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Lease Liabilities And Right Of Use Assets [Line Items]
Beginning Balance	$ 7,744,611
Ending Balance	4,660,688	$ 7,744,611
Cost
Lease Liabilities And Right Of Use Assets [Line Items]
Beginning Balance	7,861,107	0
Right-of-use additions	3,386,237	7,861,107
Adjustment	(927,300)
Disposal	(4,197,087)
Ending Balance	6,122,957	7,861,107
Accumulated Amortization
Lease Liabilities And Right Of Use Assets [Line Items]
Beginning Balance	(116,496)	0
Disposal	230,685
Amortization expense	(1,576,459)	(116,496)
Ending Balance	$ (1,462,270)	$ (116,496)